Filed Pursuant to Rule 497(e)
1933 Act File No. 333-07305
1940 Act File No. 811-07685

FRONTIER TIMPANI SMALL CAP GROWTH FUND
FRONTIER PHOCAS SMALL CAP VALUE FUND
FRONTIER MFG GLOBAL EQUITY FUND
FRONTIER MFG CORE INFRASTRUCTURE FUND
FRONTIER MFG GLOBAL PLUS FUND

June 27, 2019

EXPLANATORY NOTE

On behalf of the Frontier Timpani Small Cap Growth Fund, Frontier Phocas Small Cap Value Fund, Frontier MFG Global Equity Fund, Frontier MFG Core Infrastructure Fund and Frontier MFG Global Plus Fund (the “Funds”), each a series of Frontier Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on June 11, 2019; such form of Supplement (Accession Number 0001104659-19-034773) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

MILW_2592579.1
MILW_11233540.1